Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments [Abstract]
The estimated fair value of financial instruments that are measured at fair value on a recurring basis

		June 30, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $

Recurring:
Cash and cash equivalents and restricted cash	Level 1	641,621	641,621	589,261	589,261
Derivative instruments (note 10)
Interest rate swap agreements – assets	Level 2	166,527	166,527	159,603	159,603
Interest rate swap agreements – liabilities	Level 2	(326,229)	(326,229)	(304,066)	(304,066)
Cross currency swap agreement	Level 2	(10,220)	(10,220)	—	—
Other derivative	Level 3	(300)	(300)	(600)	(600)
Other:
Advances to joint venture partner (note 6)	(1)	13,931	(1)	10,200	(1)
Long-term debt (note 7)	Level 2	(1,533,652)	(1,397,849)	(1,315,231)	(1,191,117)

Changes in fair value of assets (liabilities) that are measured on a recurring basis using significant unobservable inputs (Level 3)

	Six Months Ended June 30,
	2012	2011
	$	$
Fair value at beginning of period	(600)	(10,000)
Realized and unrealized gains included in earnings	262	347
Settlements	38	53

Fair value at end of period	(300)	(9,600)

Summary of the Partnership's loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis

	Credit Quality		June 30, 2012	December 31, 2011
Class of Financing Receivable	Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	406,549	409,541
Other receivables
Long-term receivable included in other assets	Payment activity	Performing	973	786
Advances to joint venture included in investment in and advances to joint ventures	Payment activity	Performing	—	830
Advances to joint venture partner (note 6)	Other internal metrics	Performing	13,931	10,200

			421,453	421,357